Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Summary of pro-forma consolidated financial information

	2011	2010
Net sales	$8,797,540	$8,119,421
Net income	441,268	463,240
Net income per common share:
Basic	4.22	4.28
Diluted	4.13	4.21